UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Europe Equity Fund

	Shares	Value ($)

Common Stocks 97.8%
Austria 0.6%
Andritz AG (Cost $2,652,073)	41,925	1,253,167
Finland 2.2%
Nokia Oyj	260,200	3,193,350
Sampo Oyj "A"	81,141	1,306,352

(Cost $8,214,236)		4,499,702
France 7.3%
Alstom SA	41,530	2,015,154
AXA SA	239,209	3,726,748
BNP Paribas	64,879	2,485,723

France Telecom SA	128,069	2,891,361
Lagardere SCA	35,574	1,356,732
Total SA	42,229	2,112,367

(Cost $23,282,025)		14,588,085
Germany 16.8%
Allianz SE (Registered)	47,200	3,972,514
BASF SE	69,000	1,997,448
Bayer AG (a)	70,200	3,746,943
Deutsche Boerse AG	45,600	2,292,868
E.ON AG	114,000	3,667,751
Fresenius Medical Care AG & Co. KGaA	110,300	4,949,627
Linde AG	14,700	980,115
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,400	585,085
SAP AG	45,568	1,618,197
SGL Carbon AG* (a)	50,100	1,087,407
Siemens AG (Registered) (a)	41,400	2,320,963
Software AG	44,426	2,707,751
Stada Arzneimittel AG	70,700	1,723,738
Tognum AG	164,959	1,837,036

(Cost $60,395,944)		33,487,443
Ireland 1.7%
Anglo Irish Bank Corp. PLC	623,482	173,233
CRH PLC	65,200	1,516,798
Kingspan Group PLC	246,775	846,712
Ryanair Holdings PLC (ADR)*	37,200	893,544

(Cost $18,700,787)		3,430,287
Italy 3.6%
Assicurazioni Generali SpA	115,490	2,403,891
Intesa Sanpaolo	668,900	2,107,605
Prysmian SpA	153,862	1,942,582
Saipem SpA	50,000	763,083

(Cost $13,782,869)		7,217,161
Luxembourg 0.5%
ArcelorMittal (a) (Cost $3,029,801)	40,590	911,637
Netherlands 9.2%
ING Groep NV (CVA)	129,700	1,035,863
Koninklijke (Royal) KPN NV	517,400	6,910,602
Koninklijke Ahold NV	158,200	1,902,427
QIAGEN NV* (a)	317,555	5,439,965
SBM Offshore NV (a)	254,587	3,079,685

(Cost $29,528,072)		18,368,542
Norway 2.1%
Aker Solutions ASA	103,050	481,604
StatoilHydro ASA	219,700	3,788,825

(Cost $10,221,806)		4,270,429
Spain 4.2%
Iberdrola Renovables SA*	710,500	2,884,530
Red Electrica Corporacion SA	49,800	2,049,346
Repsol YPF SA	82,300	1,476,284

Tecnicas Reunidas SA	75,135	1,951,534

(Cost $15,137,867)		8,361,694
Sweden 5.3%
Concordia Maritime AB "B"	1,826,900	2,940,905
Eniro AB (a)	456,131	587,076
Svenska Handelsbanken AB "A"	146,800	1,601,379
Swedish Match AB (a)	328,700	4,440,740
Tele2 AB "B"	132,900	1,073,509

(Cost $25,600,008)		10,643,609
Switzerland 11.1%
Nestle SA (Registered)	288,535	9,975,856
Roche Holding AG (Genusschein)	55,918	7,862,414
UBS AG (Registered)*	81,503	1,024,902
Zurich Financial Services AG (Registered)	18,099	3,268,211

(Cost $28,590,763)		22,131,383
United Arab Emirates 0.3%
Lamprell PLC (Cost $3,830,694)	479,046	577,161
United Kingdom 32.9%
Anglo American PLC	112,944	2,046,281
ARM Holdings PLC	1,114,313	1,483,133
Babcock International Group PLC	340,625	2,495,086
BAE Systems PLC	529,632	3,092,305
BP PLC	1,105,768	7,860,142
Carphone Warehouse Group PLC (a)	884,083	1,301,395
Diageo PLC	367,270	5,030,728
GlaxoSmithKline PLC	439,724	7,779,312
HSBC Holdings PLC	302,106	2,357,488
Imperial Tobacco Group PLC	100,670	2,757,380
John Wood Group PLC	592,060	1,670,263
Kofax PLC	2,257,029	4,415,752
Reed Elsevier PLC	434,555	3,252,803
Robert Wiseman Dairies PLC	478,281	2,273,039
Serco Group PLC	801,322	5,105,320
Shire PLC	35,543	519,781
Tesco PLC	936,946	4,852,574
Vodafone Group PLC	3,274,712	6,102,985
WPP PLC	231,714	1,307,869

(Cost $110,989,053)		65,703,636

Total Common Stocks (Cost $353,955,998)		195,443,936
Securities Lending Collateral 11.7%
Daily Assets Fund Institutional, 1.25% (b) (c) (Cost $23,419,329)	23,419,329	23,419,329
Cash Equivalents 2.8%
Cash Management QP Trust, 1.12% (b) (Cost $5,534,542)	5,534,542	5,534,542

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $382,909,869) †	112.3	224,397,807
Other Assets and Liabilities, Net	(12.3)	(24,494,686)

Net Assets	100.0	199,903,121

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $384,810,188. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $160,412,381. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $463,168 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $160,875,549.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2009 amounted to $21,617,384 which is 10.8% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
At January 31, 2009, the DWS Europe Equity Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common Stocks
Health Care	32,021,780	16.3%
Consumer Staples	31,232,744	16.0%
Financials	28,341,862	14.5%
Energy	26,701,853	13.7%
Industrials	22,889,276	11.7%
Telecommunication Services	16,978,457	8.7%
Information Technology	13,418,183	6.9%
Utilities	8,601,627	4.4%
Consumer Discretionary	7,805,875	4.0%
Materials	7,452,279	3.8%
Total	195,443,936	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,”Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 24,312,873
Level 2	200,084,934
Level 3	-

Total	$ 224,397,807

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009